INVESTMENT IN ASSOCIATE DISCLOSURE (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Investment in associate	$ 681,000	$ 0
Investment in Stimunity
Investment in associate	$ 680,662
Shares purchased or subscribed to	3,780
Percentage of equity held	27.00%